RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

16.

RELATED PARTY BALANCES AND TRANSACTIONS

The consolidated financial statements include the financial statements of the Company and the subsidiaries listed in the following table:

	Place of incorporation / registration and operations	Nominal value of issued common / registered share capital (CNY)	Percentage of equity attributable to the Company		Principal activities
Name			Direct	Indirect
China Coal Mining Investment Limited	Hong Kong	*	100	—	Investment holding
FMH Corporate Services Inc.	United States	*	100	—	Dormant
Feishang Dayun Coal Mining Limited	Hong Kong	*	—	100	Investment holding
Feishang Mining Holdings Limited	BVI	*	100	—	Investment holding
Feishang Yongfu Mining Limited	Hong Kong	*	—	100	Investment holding
Newhold Investments Limited	BVI	*	100	—	Investment holding
Pineboom Investments Limited	BVI	*	100	—	Investment holding
Shenzhen Feishang Management and Consulting Co., Limited (“Feishang Management”)	PRC/Mainland China	10,000	—	100	Provision of management and consulting services to other companies in the Group
Silver Moon Technologies Limited	BVI	1	80	—	Dormant
Sunwide Capital Limited	BVI	*	100	—	Dormant
Yangpu Lianzhong Mining Co., Limited	PRC/Mainland China	115,008	—	100	Investment holding
Yangpu Shuanghu Industrial Development Co., Limited	PRC/Mainland China	1,000	—	100	Investment holding
Yunnan Feishang Mining Co., Limited	PRC/Mainland China	50,000	—	100	Investment holding
Bayannaoer City Feishang Mining Company Limited	PRC/Mainland China	59,480	—	100	Exploration and development of lead mine

———————

*Insignificant

In addition to the transactions detailed elsewhere in the consolidated financial statements, the Group had the following transactions and balances with related companies:

(a)

Commercial transactions with related companies

		Year Ended December 31,
		2018	2019	2020	2020
		CNY	CNY	CNY	US$
	Notes
CHNR's share of office rental, rates and others to Anka Consultants Limited (“Anka”)	i	1,442	1,506	1,368	209
Feishang Management's share of office rental to Feishang Enterprise Group Co., Ltd. (“Feishang Enterprise”)	ii	166	166	166	25

(i)

On April 1, 2017, the Company signed an office sharing agreement with Anka, a private Hong Kong company that is owned by two directors of the Company, which superseded all previously signed agreements between the companies, pursuant to which the Company shares 184 square meters of the total area of the office premises. The agreement also provides that the Company shares certain costs and expenses in connection with their use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka. In 2018, Anka’s lease with the unrelated landlord was extended for two years, from July 1, 2018 to June 30, 2020. Anka signed a new contract with the unrelated landlord in July 2020 for two years, to June 30, 2022.

(ii)

On January 1, 2018, Feishang Management signed an office sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management will share 40 square meters of the office premises for 33 months. Feishang Management signed a new contract with Feishang Enterprise in October 2020, which will expire on September 30, 2021.

(b)

Balances with related companies

The Company’s balances with related companies are unsecured and non-interest bearing. Feishang Enterprise and the Shareholder have provided letters stating their continuous financial support to the Group and that they will not recall any amounts due to them until the Group has sufficient liquidity to finance its operations. The balances are summarized as follows:

		December 31,
		2019	2020	2020
		CNY	CNY	US$
	Notes
Current:
Payable to related companies:
Feishang Enterprise (a)	i	5,077	6,378	977
Anka Capital Limited (“Anka Capital”) (b)	iii	—	2,780	425
		5,077	9,158	1,402

Payable to the Shareholder:
Feishang Group (a)	ii	7,097	7,149	1,095
		7,097	7,149	1,095

Lease liabilities to related companies:
Feishang Enterprise (a)		287	—	—
Anka (b)		516	1,092	167
		803	1,092	167

———————

(a)

Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the beneficial shareholder of the Company.

(b)

Anka Capital and Anka are each jointly owned by Wong Wah On Edward and Tam Cheuk Ho, who are officers of the Company.

(i)

The payable to Feishang Enterprise by Feishang Management represents the net amount of advance from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(ii)

The payable to Feishang Group represents the net amount of advance from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(iii)

The payable to Anka Capital by CHNR represents the net amount of advance from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(c)

Compensation of key management personnel of the Group

	Year Ended December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

Wages, salaries and allowances	580	629	552	85
Housing subsidies	16	16	15	2
Contribution to pension plans	75	75	71	11
	671	720	638	98

The amounts disclosed in the table are the amounts recognized as expenses during the years related to key management personnel.